Estimated Amortization Expense for Intangible Assets (Detail) - Mar. 31, 2018 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
To be amortized during the twelve months ending March 31:
2019	₨ 1.0	$ 0.0
2020	0.0	0.0
2021	0.0	0.0
2022	0.0	0.0
2023	₨ 0.0	$ 0.0